Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 11, 2016
Entity Registrant Name	dei_EntityRegistrantName	RYDEX ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001208211
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 11, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 11, 2016
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Supplement [Text Block]	ck0001208211_SupplementTextBlock
Rydex ETF Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

RYDEX ETF TRUST

Guggenheim S&P 500® Equal Weight Financials ETF
Guggenheim S&P 500® Equal Weight Real Estate ETF

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Supplement dated July 11, 2016 to the currently effective
Statutory Prospectus, Summary Prospectuses (collectively, the “Prospectuses”)
and Statement of Additional Information (the “SAI”) for the Funds listed above

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI for the Funds listed above and should be read in conjunction with the Prospectuses SAI.

After the close of business on September 16, 2016 (the “Rebalance Date”), Guggenheim Investments expects S&P Dow Jones Indices to reconstitute the S&P 500® Equal Weight Financials Index (the “Index”), the underlying index for the Guggenheim S&P 500® Equal Weight Financials ETF (the “Financials ETF”), by eliminating the stocks of companies involved in the real estate industry (including real estate investment trusts (“REITs”) other than mortgage REITs) (“Real Estate Stocks”). To effectuate a corresponding change to the Financials ETF’s portfolio, the Financials ETF intends to replace its Real Estate Stock holdings with shares of the Guggenheim S&P 500® Equal Weight Real Estate ETF (the “Real Estate ETF” and, together with the Financials ETF, the “Funds”) on or prior to the Rebalance Date. On or about the Rebalance Date, the Financials ETF intends to make an in-kind distribution of its shares of the Real Estate ETF, plus a small amount of cash for fractional shares, to shareholders of the Financials ETF such that, following the distribution, the Financials ETF will continue to hold stocks included in the reconstituted Index in accordance with its principal investment strategies.

Operating fees and expenses for the Real Estate ETF will be waived from the date of this supplement through and including the Rebalance Date, such that the Real Estate ETF will have an expense ratio of zero during that time period.

To effect these transactions, the Trust’s Board of Trustees has approved the changes to the Funds’ Principal Investment Strategies and investment policies described below. As noted below, certain of the changes will be effective for the period from the time the Financials ETF’s Real Estate Stock holdings are replaced with shares of the Real Estate ETF through and including the date of the in-kind distribution only (the “Holding Period”), while other of the changes will be effective on the Rebalance Date and remain effective thereafter.

I.    Changes Affecting the Financials ETF

•
Effective during the Holding Period, the following sentence is added as the second sentence of the third paragraph under “Principal Investment Strategies” in the “Fund Summary” section of the Financial ETF’s Prospectuses:

To obtain exposure to the real estate holdings included in Fund’s Underlying Index, the Fund will invest in shares of the Guggenheim S&P 500® Equal Weight Real Estate ETF.

•
Effective during the Holding Period, shares of the Financials ETF will no longer be eligible for investment by other registered investment companies in excess of the limits set forth in Section 12(d)(1) of the Investment Company Act of 1940 pursuant to participation agreements with the Trust.

In connection with this change, the following two sentences are added to the end of the penultimate paragraph under the heading “More Information About the Trust and the Funds” in the Financial ETF’s Statutory Prospectus:

However, the Guggenheim S&P 500® Equal Weight Financials ETF is not currently eligible for investment in excess of the Section (12)(d)(1) limitations in reliance on the Trust’s exemptive order. Accordingly, registered investment companies that would like to invest in the Guggenheim S&P 500® Equal Weight Financials ETF must adhere to the limits set forth in Section 12(d)(1) of the 1940 Act when investing in the Fund.

•	Effective on the Rebalance Date, the third sentence of the fourth paragraph under “Principal Investment Strategies” in the “Fund Summary” section of the Financial ETF’s Prospectuses is deleted.

II.    Changes Affecting the Real Estate ETF

•
Effective during the Holding Period, the following non-fundamental investment policy is adopted by the Real Estate ETF and added under the heading “Investment Restrictions - Non-Fundamental Policies” in the SAI:

Guggenheim S&P 500® Equal Weight Real Estate ETF
The Guggenheim S&P 500® Equal Weight Real Estate ETF may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or (F) of the Investment Company Act of 1940, as amended.

•
Effective on the Rebalance Date, the second and third sentences of the last paragraph under “Principal Investment Strategies” in the “Fund Summary” section of the Real Estate ETF’s Prospectuses are deleted in their entirety and replaced with the following:

Following the close of business on September 16, 2016, the Fund anticipates that it may have significant exposure to the real estate sector. Also, as of September 16, 2016, the Underlying Index components and thus the Fund’s assets, are concentrated in the equity real estate investment trusts (REITs) industry or group of industries, as applicable.

•	Effective on the Rebalance Date, the “Financials Sector Risk” included under “Principal Risks – Sector Risk” of the Real Estate ETF’s Prospectuses no longer applies.

Guggenheim S&P 500® Equal Weight Financials ETF
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

•
Effective during the Holding Period, the following sentence is added as the second sentence of the third paragraph under “Principal Investment Strategies” in the “Fund Summary” section of the Financial ETF’s Prospectuses:

To obtain exposure to the real estate holdings included in Fund’s Underlying Index, the Fund will invest in shares of the Guggenheim S&P 500® Equal Weight Real Estate ET

•	Effective on the Rebalance Date, the third sentence of the fourth paragraph under “Principal Investment Strategies” in the “Fund Summary” section of the Financial ETF’s Prospectuses is deleted.

Guggenheim S&P 500® Equal Weight Real Estate ETF
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

•
Effective on the Rebalance Date, the second and third sentences of the last paragraph under “Principal Investment Strategies” in the “Fund Summary” section of the Real Estate ETF’s Prospectuses are deleted in their entirety and replaced with the following:

Following the close of business on September 16, 2016, the Fund anticipates that it may have significant exposure to the real estate sector. Also, as of September 16, 2016, the Underlying Index components and thus the Fund’s assets, are concentrated in the equity real estate investment trusts (REITs) industry or group of industries, as applicable.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Effective on the Rebalance Date, the “Financials Sector Risk” included under “Principal Risks – Sector Risk” of the Real Estate ETF’s Prospectuses no longer applies.